SPINNAKER ETF SERIES
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

August 27, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	UVA Dividend Value ETF, a series of the Spinnaker ETF Series File Nos. 333-215942 and 811-22398

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Spinnaker ETF Series, pursuant to: (i) the Securities Act of 1933 and Rule 485(a) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find Post-Effective Amendment No. 66 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of updating the principal investment strategies and other minor and confirming changes.
If you have any questions concerning the foregoing, please do not hesitate to contact me at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary